Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Notes Debt Balances and Associated Finance Cost from Related Parties	The following table provides the balances owed and associated finance costs as follows:

	December 31,
	2022	2021	2020
Convertible notes debt from related parties
Amounts owed to related parties	$—	$13,028	$—
Interest expense	$554	$620	$591